Label		Element	Value
Infinity Q Diversified Alpha Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001261788_SupplementTextBlock
INFINITY Q DIVERSIFIED ALPHA FUND

(the “Fund”)

Class A	IQDAX
Class I	IQDNX

A series of Trust for Advised Portfolios (the “Trust”)

Supplement dated June 17, 2015 to the

Statement of Additional Information (“SAI”) dated September 26, 2014,

as supplemented November 18, 2014 and April 2, 2015

Supplement dated August 20, 2015 to the

Prospectus dated September 26, 2014, as previously supplemented, the

Summary Prospectus dated September 26, 2014, as previously supplemented, and the

Statement of Additional Information (“SAI”) dated September 26, 2014, as previously supplemented

We are pleased to inform you that the Board of Trustees approved a 0.55% reduction to the Infinity Q Diversified Alpha Fund’s Total Annual Fund Operating Expenses.  Effective immediately, the Adviser has contractually agreed to reduce its fees and/or pay Fund expenses in order to limit Total Annual Operating Expenses to 2.20% and 1.95% for the Class A and Class I shares, respectively.  The effect of this reduction is reflected in the revised Fees and Expenses table below.

Risk/Return [Heading]		rr_RiskReturnHeading	Infinity Q Diversified Alpha Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The Fees and Expenses of the Fund table on page 1 of each of the Summary Prospectus and Prospectus is deleted and replaced with the following:
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2016
Other Expenses, New Fund, Based on Estimates [Text]		rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
The Fund’s Example on page 2 of the Summary Prospectus and pages 1 and 2 of the Prospectus is deleted and replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	Please retain this Supplement with the Prospectus, Summary Prospectus and SAI.
Infinity Q Diversified Alpha Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.70%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.75%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.75%
Fee Waiver or Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	2.20%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 712
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,207
Infinity Q Diversified Alpha Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)		rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees		rr_ManagementFeesOverAssets	1.70%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund		rr_Component1OtherExpensesOverAssets	0.75%
Other Expenses of the Subsidiary		rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	[1]	rr_OtherExpensesOverAssets	0.80%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.50%
Fee Waiver or Reimbursement	[2],[3]	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)
Total Annual Fund Operating Expenses After Expense Reimbursement		rr_NetExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 669

[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	Infinity Q Capital Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses ("AFFE"), taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit the Net Annual Fund Operating Expenses to 2.20% and 1.95% of average daily net assets of the Fund's Class A and Class I shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least December 31, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.
[3]	The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary (defined below). This undertaking will continue in effect for so long as the Fund invests in the Subsidiary and may be terminated only with the approval of the Board.